Segment - Schedule of Operation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operation [Abstract]
Revenue, net	$ 7,015,892	$ 6,454,418	$ 13,437,263	$ 13,444,164	$ 25,165,733	$ 19,492,606
Less: Cost of goods sold	5,627,448	4,399,575	10,284,247	9,863,688	19,277,786	14,969,683
Gross Profit	$ 1,388,444	$ 2,054,843	$ 3,153,016	$ 3,580,476	$ 5,887,947	$ 4,522,923